UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811—06115

THE SINGAPORE FUND, INC.

(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company

One Evertrust Plaza

Jersey City, New Jersey  07302

(Address of principal executive offices)   (Zip code)

John J. O’Keefe

The Singapore Fund, Inc.

c/o Daiwa Securities Trust Company

One Evertrust Plaza

Jersey City, New Jersey  07302

(Name and Address of Agent for Service)

With a copy to:

Leonard B. Mackey, Jr., Esq.

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019

Registrant’s telephone number, including area code:  (201) 915-3054

Date of fiscal year end: October 31

Date of reporting period: June 30, 2005

Voitng Record for The Singapore Fund, Inc. for the year ending June 30, 2005.

S/N	Name of the issuer	Ticker symbol	ISIN	Shareholder meeting date	Brief identification of the matter voted on	Proposed by management or a shareholder	Fund cast vote?	Fund voted (for, against, abstain)	Fund vote for or against management
1	Bio-Treat Technology Ltd.	BIO SP	BMG112401010	10/29/2004	AGM - Declare Div, Re-elect Directors	By company	No	Abstain	NA
2	Capitaland Limited	CAPL SP	SG1J27887962	4/29/2005	AGM - Declare Div, Re-elect Directors	By company	No	Abstain	NA
3	China Sun Bio-Chem Tech Grp Co. Ltd.	CSBT SP	KYG843801070	4/27/2005	AGM - Re-elect Directors	By company	No	Abstain	NA
4	China Sun Bio-Chem Tech Grp Co. Ltd.	CSBT SP	KYG843801070	4/27/2005	EGM - Amendments to ESOS	By company	No	Abstain	NA
5	City Developments Ltd.	CIT SP	SG1R89002252	4/27/2005	AGM - Declare Div, Re-elect Directors	By company	No	Abstain	NA
6	Cosco Corporation (S) Limited	COS SP	SG1I12878506	4/20/2005	AGM - Declare Div, Re-elect Directors	By company	No	Abstain	NA
7	Cosco Corporation (S) Ltd.	COS SP	SG1I12878506	11/18/2004	EGM - Proposed Acquisition	By company	No	Abstain	NA
8	DMX Technologies Group Limited	DMX SP	BMG278221087	4/28/2005	AGM - Re-elect Directors	By company	No	Abstain	NA
9	First Engineering Ltd.	FIRST SP	SG0574007662	7/27/2004	AGM - Declare Div, Re-elect Directors	By company	No	Abstain	NA
10	Food Junction Holdings Ltd.	FOOD SP	SG1L83897430	1/28/2005	AGM - Declare Div, Re-elect Directors	By company	No	Abstain	NA
11	Food Junction Holdings Ltd.	FOOD SP	SG1L83897430	1/28/2005	EGM - Amendments to Articles of Assoc	By company	No	Abstain	NA
12	Hong Leong Asia Ltd.	HLA SP	SG1F76860344	4/28/2005	AGM - Declare Div, Re-elect Directors	By company	No	Abstain	NA
13	Hongkong Land Holdings Limited	HKL SP	BMG4587L1090	5/4/2005	AGM - Declare Div, Re-elect Directors	By company	No	Abstain	NA
14	Horizon Education and Technologies Ltd.	GLVG SP	SG1I03877988	12/21/2004	EGM - Proposed Name Change, Amendments to AA	By company	No	Abstain	NA
15	Hyflux Ltd.	HYF SP	SG1J47889782	4/8/2005	EGM - Share Subscription, Warrants Issue	By company	No	Abstain	NA
16	Hyflux Ltd.	HYF SP	SG1J47889782	4/28/2005	AGM - Declare Div, Re-elect Directors	By company	No	Abstain	NA
17	Jardine Matheson Holdings Ltd.	JM SP	BMG507361001	5/5/2005	AGM - Re-elect Directors	By company	No	Abstain	NA
18	Jardine Matheson Holdings Ltd.	JM SP	BMG507361001	5/5/2005	SGM - Modify & Amend Deed of Trust	By company	No	Abstain	NA
19	Jardine Strategic Holdings Limited	JS SP	BMG507641022	5/5/2005	AGM - Re-elect Directors	By company	No	Abstain	NA
20	Keppel Corporation Limited	KEP SP	SG1E04001251	4/29/2005	AGM - Declare Div, Re-elect Directors	By company	No	Abstain	NA
21	Keppel Corporation Limited	KEP SP	SG1E04001251	4/29/2005	EGM - Proposed Capital Distribution	By company	No	Abstain	NA
22	Keppel Land Limited	KPLD SP	SG1R31002210	4/29/2005	AGM - Declare Div, Re-elect Directors	By company	No	Abstain	NA
23	Linair Technologies Ltd.	LIN SP	SG1Q66923448	3/17/2005	AGM - Re-elect Directors	By company	No	Abstain	NA
24	Oversea-Chinese Banking Corporation Ltd (dual-listed)	OCBCL GR OCBCF SP	Local: SG1L51001825 Foreign: SG1M93002038	3/30/2005	AGM - Declare Div, Re-elect Directors	By company	No	Abstain	NA
25	Oversea-Chinese Banking Corporation Ltd (dual-listed)	OCBCL GR OCBCF SP	Local: SG1L51001825 Foreign: SG1M93002038	3/30/2005	EGM1 - Renewal of Stock Purchase Mandate	By company	No	Abstain	NA
26	Oversea-Chinese Banking Corporation Ltd (dual-listed)	OCBCL GR OCBCF SP	Local: SG1L51001825 Foreign: SG1M93002038	3/30/2005	EGM2 - Proposed Sub-division	By company	No	Abstain	NA
27	Panpac Media Group Ltd.	SBN SP	SG1G16863407	9/3/2004	EGM - Notes Issue	By company	No	Abstain	NA
28	Panpac Media Group Ltd.	SBN SP	SG1G16863407	10/20/2004	EGM - Proposed Acquisition	By company	No	Abstain	NA
29	Raffles Holdings Limited	RHL SP	SG1H48875998	4/28/2005	AGM - Declare Div, Re-elect Directors	By company	No	Abstain	NA
30	RafflesLaSalle Ltd.	RLS SP	SG1P90919918	8/18/2004	EGM - Proposed Share Split, Amendments of MOA	By company	No	Abstain	NA
31	RafflesLaSalle Ltd.	RLS SP	SG1P90919918	10/25/2004	AGM - Declare Div, Re-elect Directors	By company	No	Abstain	NA
32	RafflesLaSalle Ltd.	RLS SP	SG1P90919918	11/30/2004	EGM - Proposed Change of Name	By company	No	Abstain	NA
33	Sarin Technologies Ltd.	SARIN SP	IL0010927254	6/21/2005	AGM - Declare Div, Re-elect Directors	By company	No	Abstain	NA
34	Sarin Technologies Ltd.	SARIN SP	IL0010927254	6/21/2005	EGM - Amendments to Articles of Assoc	By company	No	Abstain	NA
35	Singapore Airlines Ltd. (dual-listed)	SIA SP SIAF SP	Local: SG1H95001506 Foreign: SG1H96001513	7/29/2004	AGM - Declare Div, Re-elect Directors	By company	No	Abstain	NA
36	Singapore Post Limited	SPOST SP	SG1N89910219	6/30/2005	AGM - Declare Div, Re-elect Directors	By company	No	Abstain	NA
37	Singapore Post Limited	SPOST SP	SG1N89910219	6/30/2005	EGM - Proposed Renewal of Share Purchase Mandate	By company	No	Abstain	NA
38	Singapore Press Holdings Ltd.	SPH SP	SG1P66918738	12/6/2004	AGM - Declare Div, Re-elect Directors	By company	No	Abstain	NA
39	Singapore Technologies Engineering Ltd	STE SP	SG1F60858221	3/31/2005	AGM - Declare Div, Re-elect Directors	By company	No	Abstain	NA
40	Singapore Technologies Engineering Ltd	STE SP	SG1F60858221	3/31/2005	EGM - Proposed Renewal of Share Purchase Mandate	By company	No	Abstain	NA
41	Singapore Telecommunications Ltd.	ST SP	SG1P95920093	7/29/2004	AGM - Declare Div, Re-elect Directors	By company	No	Abstain	NA
42	Singapore Telecommunications Ltd.	ST SP	SG1P95920093	7/29/2004	EGM1 - Proposed Renewal of Share Purchase Mandate	By company	No	Abstain	NA
43	Singapore Telecommunications Ltd.	ST SP	SG1P95920093	7/29/2004	EGM2 - Proposed Capital Reduction	By company	No	Abstain	NA
44	Tat Hong Holdings Ltd.	TAT SP	SG1I65883502	7/28/2004	AGM - Re-elect Directors	By company	No	Abstain	NA
45	Tat Hong Holdings Ltd.	TAT SP	SG1I65883502	7/28/2004	EGM - Amendments to Articles of Assoc	By company	No	Abstain	NA
46	United Overseas Bank Limited (dual-listed)	UOB SP UOBF SP	Local: SG1M31001969 Foreign: SG1M92002021	4/27/2005	AGM - Declare Div, Re-elect Directors	By company	No	Abstain	NA
47	United Overseas Bank Limited (dual-listed)	UOB SP UOBF SP	Local: SG1M31001969 Foreign: SG1M92002021	4/27/2005	EGM - Proposed Renewal of Share Purchase Mandate	By company	No	Abstain	NA
48	United Overseas Bank Limited (dual-listed)	UOB SP UOBF SP	Local: SG1M31001969 Foreign: SG1M92002021	6/24/2005	EGM - Proposed Distribution	By company	No	Abstain	NA
49	Wing Tai Holdings Ltd.	WINGT SP	SG1K66001688	10/22/2004	AGM - Declare Div, Re-elect Directors	By company	No	Abstain	NA
50	Wing Tai Holdings Ltd.	WINGT SP	SG1K66001688	10/22/2004	EGM - Amendments to Articles of Assoc	By company	No	Abstain	NA

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE SINGAPORE FUND, INC.

By:	/s/ John J. O’Keefe
	Name:	John J. O’Keefe
	Title:	Vice President and Treasurer

Date:	August 18, 2005